Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Common Shares Subject to Redemption [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, basic and diluted	2,789,393	5,463,799
Basic and diluted net income per share	$ (0.15)	$ (0.06)
Non-redeemable Common Shares [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, basic and diluted	1,447,964	1,728,078
Basic and diluted net income per share	$ (0.49)	$ (0.25)